SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) - Jun. 21, 2017 - ArcelorMittal Bekaert Sumaré Ltda. € in Millions, $ in Millions	USD ($)	EUR (€)
Disclosure of detailed information about business combination [line items]
Other current assets	$ 50
Property, plant and equipment	69
Intangible assets	21
Other non-current assets	7
Total assets acquired	147
Deferred tax liabilities	(23)
Other liabilities	(29)
Total liabilities acquired	(52)
Net assets acquired	95
Non-controlling interests	(48)
Consideration paid, net	44
Consideration payable	5	€ 4
Goodwill	$ 2